Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Restructuring Costs (Details) $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($) position
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	$ 22
Foreign currency effect on liability balance	(1)
Accrued restructuring costs at the end of the period	13
Initiatives 2018 And Prior
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(3)
Initiatives 2019
Accrued restructuring costs roll forward
Restructuring charges	2
Restructuring payments	(1)
2020 initiatives
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	14
Restructuring payments	(9)
Accrued restructuring costs at the end of the period	5
Workforce reductions
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	22
Foreign currency effect on liability balance	(1)
Accrued restructuring costs at the end of the period	$ 13
Number of positions terminated | position	124
Number of positions terminated requiring future payment | position	0
Workforce reductions | Initiatives 2018 And Prior
Accrued restructuring costs roll forward
Restructuring charges	$ 0
Restructuring payments	0
Workforce reductions | Initiatives 2019
Accrued restructuring costs roll forward
Restructuring charges	2
Restructuring payments	(1)
Workforce reductions | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	(9)
Other restructuring costs
Accrued restructuring costs roll forward
Accrued restructuring costs at the beginning of the period	0
Foreign currency effect on liability balance	0
Accrued restructuring costs at the end of the period	0
Other restructuring costs | Initiatives 2018 And Prior
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(3)
Other restructuring costs | Initiatives 2019
Accrued restructuring costs roll forward
Restructuring charges	0
Restructuring payments	0
Other restructuring costs | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring payments	$ 0